SUPPLEMENTARY INFORMATION RELATING TO THE NATURE OF EXPENSES (Tables)	12 Months Ended
Jan. 02, 2022
Analysis of income and expense [abstract]
Disclosure of selling, general and administrative expense	Selling, general and administrative expenses:

	2021	2020

Selling expenses	$68,591	$76,327
Administrative expenses	147,260	101,492
Distribution expenses	98,320	94,487
	$314,171	$272,306

Disclosure of classes of employee benefits expense	Employee benefit expenses:

	2021	2020

Salaries, wages and other short-term employee benefits	$501,036	$423,335
Share-based payments	37,660	1,954
Post-employment benefits	28,085	44,645
	$566,781	$469,934